FAIR VALUE MEASUREMENTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance as of December 31, 2014	$ 63,612	$ 15,320
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance as of December 31, 2013	39,804	0
Issued	172,803	39,563
(Gains) losses during the period	(100,598)	241
Settlements	0	0
Balance as of December 31, 2014	$ 112,009	$ 39,804